Document And Entity Information	Oct. 21, 2026
Document Information Line Items
Entity Central Index Key	0001617242
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	KEARNY FINANCIAL CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-37399
Entity Tax Identification Number	30-0870244
Entity Address, Address Line One	120 Passaic Avenue
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	973
Local Phone Number	244-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KRNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false